Consolidated balance sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 28,654	$ 5,376	$ 2,952
Accounts receivable, net	298,870	161,632	72,744
Accounts receivable—related party	3,396	4,515	880
Prepaid expenses, and other current assets	18,726	6,213	6,516
Inventories	139,143	73,942	56,598
Total current assets	488,789	251,678	139,690
Property, plant, and equipment	1,126,602	827,865	782,249
Accumulated depreciation and depletion	(506,831)	(464,178)	(352,565)
Property, plant, and equipment, net	619,771	363,687	429,684
Investment in associate			1,260
Operating lease right-of-use assets	79,049
Investments	78,296	4,244
Intangible assets	28,681	27,816
Other assets	19,302	17,145	6,643
Total assets	1,313,888	664,570	577,277
Current liabilities:
Accounts payable	216,054	121,070	76,374
Accounts payable—related party	19,553	21,275	18,488
Current portion of operating lease liabilities	8,371
Accrued expenses	90,079	38,149	29,890
Other current liabilities	36,123	34,400
Current portion of long-term debt	47,620	31,793	15,484
Total current liabilities	417,800	246,687	140,236
Long-term debt	488,204	235,128	205,369
Long-term debt—related party	89,800	34,645	54,860
Operating lease liabilities	70,815
Other liabilities	902
Total liabilities	1,067,521	516,460	400,465
Commitments and contingencies (Note 13)
Equity	244,992	147,015	176,812
Noncontrolling interests	1,421	1,039
Accumulated other comprehensive (loss) income	(46)	56
Total equity	246,367	148,110	176,812
Total liabilities and equity	$ 1,313,888	$ 664,570	$ 577,277